Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,375,000
Previously Paid Amount	0.00
Total Fee Amount	822.91
Total Offset Amount	0.00
Net Fee	822.91
Narrative - Max Aggregate Offering Price	$ 5,375,000
Final Prospectus	true